UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811-08850

                               ICAP Funds, Inc.
              (Exact name of registrant as specified in charter)

                        225 West Wacker Drive, Suite 2400
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Pamela H. Conroy
                        Institutional Capital Corporation
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

                                   Copies to:

                                  Carol A. Gehl
                              Godfrey & Kahn, S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202

       Registrant's telephone number, including area code 312-424-9100

                  Date of fiscal year end: December 31, 2003

                   Date of reporting period: June 30, 2003

Item 1 - Reports to Stockholders

ICAP FUNDS
                                                              Semi-Annual Report


                                        JUNE 30, 2003
                                        ------------------------------
                                        DISCRETIONARY EQUITY PORTFOLIO
                                        EQUITY PORTFOLIO
                                        SELECT EQUITY PORTFOLIO
                                        EURO SELECT EQUITY PORTFOLIO

                                                                 [LOGO]
                                                                  ICAP
                                                         INSTITUIONAL CAPITAL/R

                      This page intentionally left blank.

TABLE OF CONTENTS

Letter to Shareholders.......................................................1

Investment Highlights and Schedules of Investments
  Discretionary Equity Portfolio.............................................3
  Equity Portfolio...........................................................7
  Select Equity Portfolio...................................................11
  Euro Select Equity Portfolio..............................................14

Statements of Assets and Liabilities........................................17

Statements of Operations....................................................18

Statements of Changes in Net Assets
  Discretionary Equity Portfolio............................................19
  Equity Portfolio..........................................................20
  Select Equity Portfolio...................................................21
  Euro Select Equity Portfolio..............................................22

Financial Highlights
  Discretionary Equity Portfolio............................................23
  Equity Portfolio..........................................................24
  Select Equity Portfolio...................................................25
  Euro Select Equity Portfolio..............................................26

Notes to Financial Statements...............................................27

                      This page intentionally left blank.

June 2003

                [PHOTO]
             ROBERT H. LYON
 PRESIDENT AND CHIEF INVESTMENT OFFICER

Dear Fellow Shareholders:

By June of this year the stock market had finally put behind it much of the ugliness of the past three years. The fallout from the crash of the dot-coms and the attendant demise of other tech, the flameout of the independent power producers and alternative telecom providers, and the corporate governance scandals that emerged from those sectors, all began to fade as the U.S./U.K. coalition drove quickly to Baghdad. For sure, starting with the ongoing threat from international terrorism, the world is not totally set for clear sailing, but the seas are calmer. The last major piece of unfinished business is getting the global economy to grow again, and seeing some relief from the very severe pricing pressures of the past few years.

On this subject we are now more optimistic. Money supply growth in the U.S. has been very strong, absolute interest rates are very low, and most importantly corporate liquidity is being restored as access to the capital markets has improved markedly - even to less than perfectly meritorious corporate borrowers (witness GM's recent record bond financing). Fiscal policy is extremely expansive as expenses are growing for defense and homeland security just as taxes are being cut. Over the next 18 months the federal deficit will approach a total of $750 billion - a massive amount of stimulus. During the Reagan years we had stimulative fiscal policy, but this was partially offset by restrained monetary policy as Paul Volcker squeezed out inflation. During the Clinton administration we had the opposite - tight fiscal policy, but expansive monetary policy. You have to go back to early 1975 to find a (brief) period when both major policy tools were expansive, and that did lead to a resumption of growth. The one-two punch from monetary and fiscal policy should also distinguish the current situation from the U.S. in the 1930's and Japan in the 1990's when economic policy makers compounded negative trends with their actions.

The U.S. economy should benefit from this surge in liquidity from low interest rates and lower taxes, as well as a lower dollar and lean inventories. As demand does begin to rise it should enter a self-reinforcing phase that also leads to job growth and an increase in capital spending. Unfortunately, these very positive trends will be somewhat offset by a consumer that is still pretty saturated, European and Japanese economies that are limp, and state and local governments that are still cutting back. Moreover, as the economy rebounds, interest rates will rise, at least modestly, and this will likely reduce the benefit we have seen over the past few years from cash-out refinancings. Nevertheless, the U.S. economy needs a shot in the arm and it is likely to get one.

The stock market has rallied significantly off its March lows as the uncertainty over Iraq diminished and in reaction to passage of the tax cut (particularly given the drop in capital gains and dividend tax rates). The rally possessed excellent breadth and was driven by improved volume. The bear market really made three major rolling bottoms: financial stocks last July, many other U.S. stocks last October, and the European stocks (with a thud) in March of this year. Whether we are in a new bull market is yet to be ascertained. More likely we are in an up phase of a trading range that may last for some time.

At this point valuation seems somewhat stretched, particularly since the improvement in the economy still lies in the future. However, we feel that the economic medicine will work and when increased demand meets the reduced cost structure of American industry, profits will be up 15% in the ensuing 12 months. This improvement in profits, manifesting itself in the form of "improved revisions" will make equities look very enticing compared to the puny yields on fixed-income alternatives. This is especially true given the changes in dividend taxation. Companies are generating much improved free cash flow, and we would expect to see a good portion of this show up in increased payouts. In our Portfolio there were four interesting examples of higher dividends during just the last week of the second quarter: BellSouth increased its dividend for the second time in 2003; Bank of America increased its dividend 25%, despite having an above-average yield in the first place; Goldman Sachs doubled its dividend off a low base, and Cendant pledged that it would initiate a meaningful dividend in 2004. We expect such actions to continue - and this will be a positive for the market.

Our performance in the first half was solid - the ICAP Equity Portfolio returned 11.97% and the ICAP Discretionary Equity Portfolio returned 12.54% versus 11.76% for the S&P 500/R Index. The ICAP Select Equity Portfolio had a very strong performance returning 17.46%, well ahead of the S&P 500 and ranked #6 in the Lipper Large Cap Value category for the first half. (The ICAP Select Equity Portfolio ranks #4 for the past five years in that same Lipper category). The ICAP Euro Select Equity Portfolio also did well returning 12.72% versus 10.77% for the Morgan Stanley Capital International Europe Index.

Our Portfolio strategy remains largely unchanged since the beginning of the year. We remain primarily focused on companies with very strong franchises and solid balance sheets. Despite looking for stronger economic growth, we believe that competitive conditions will remain intense and that weak balance sheets will be subject to ongoing criticism by the rating agencies. During the first half we added the stocks of high quality companies ranging from American International Group and Lowe's, to solid total return opportunities like Occidental Petroleum and Public Service Enterprise Group. At the margin we have modestly increased our cyclical exposure by adding very strong companies that are exposed to stronger economic growth including Air Products & Chemicals, Nokia, Carnival and United Technologies.

We are hopeful that much of the bad news is behind us. However, we still face a very competitive global economy and a still unsettled geopolitical terrain. Moreover, certain market sectors, like the secondary technology stocks look extended after the recent market rally. Consequently, we expect to remain vigilant, continuing to look for new investment opportunities that are consistent with our process, but also adhering to our decades old practice of approaching the investment world with a very conservative philosophy.

                                                                      Sincerely,
                                                              /s/ Robert H. Lyon

                                                                  Robert H. Lyon
                                          President and Chief Investment Officer

Past performance is not a guarantee of future results. Return and share price will fluctuate, and redemption value may be more or less than your original investment. Please read the prospectus carefully before investing. The ICAP Funds are actively managed. The stocks mentioned may or may not be held in any of the ICAP Funds at any given time.

The Lipper Large Cap Value Category included 401 and 207 funds, respectively in the year-to-date and five-year periods ending June 30, 2003.

DISCRETIONARY EQUITY PORTFOLIO
Investment Highlights

June 30, 2003

FUND DESCRIPTION
The Discretionary Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio will typically hold between 40 and 45 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                   SINCE
                                                                 INCEPTION
                                     1 YEAR    3 YEAR    5 YEAR  (12/31/94)
--------------------------------------------------------------------------------
DISCRETIONARY EQUITY PORTFOLIO      (5.71)%   (2.60)%   (0.42)%    11.19%

GROWTH OF $10,000



                   DISCRETIONARY           S&P 500          S&P/BARRA
DATE             EQUITY PORTFOLIO           INDEX          VALUE INDEX
----             ----------------       -----------        -----------

12/31/94            10,000                 10,000             10,000
12/31/95            13,521                 13,758             13,700
12/31/96            16,976                 16,917             16,713
12/31/97            21,831                 22,560             21,725
12/31/98            24,053                 29,008             24,913
12/31/99            27,625                 35,112             28,082
12/31/00            29,924                 31,915             29,790
12/31/01            29,135                 28,122             26,301
12/31/02            21,888                 21,907             20,817
 6/30/03            24,633                 24,485             23,375

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

DISCRETIONARY EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS  97.6%

             BASIC INDUSTRIES  3.4%
    25,450   Air Products & Chemicals, Inc.                         $1,058,720
     5,900   Alcan Inc.                                                184,611
    25,150   Du Pont (EI) de Nemours & Co.                           1,047,246
                                                                  ------------
                                                                     2,290,577
                                                                  ------------
             CAPITAL SPENDING  8.4%
    15,950   Caterpillar Inc.                                          887,777
    65,564   General Electric Co.                                    1,880,376
    14,009   Northrop Grumman Corp.                                  1,208,837
    34,250   Tyco International Ltd.                                   650,065
    14,888   United Technologies Corp.                               1,054,517
                                                                  ------------
                                                                     5,681,572
                                                                  ------------
             COMMUNICATIONS  8.3%
    66,900   BellSouth Corp.                                         1,781,547
    66,464   Comcast Corp. Class A*                                  2,005,884
    45,745   Verizon Communications Inc.                             1,804,640
                                                                  ------------
                                                                     5,592,071
                                                                  ------------
             CONSUMER DURABLES  0.9%
     7,100   Johnson Controls Inc.                                     607,760
                                                                  ------------
             CONSUMER SERVICES  11.2%
    21,600   Carnival Corp.                                            702,216
   106,350   Cendant Corp.*                                          1,948,332
    35,500   Clear Channel Communications, Inc.*                     1,504,845
    13,686   Gannett Co., Inc.                                       1,051,222
   205,150   Liberty Media Corp. Class A*                            2,371,534
                                                                  ------------
                                                                     7,578,149
                                                                  ------------
             CONSUMER STAPLES  7.9%
    22,650   Clorox Co.                                                966,023
    48,050   Diageo plc ADR                                          2,102,668
     8,400   Estee Lauder Cos., Inc.                                   281,652
    45,600   PepsiCo, Inc.                                           2,029,200
                                                                  ------------
                                                                     5,379,543
                                                                  ------------

See notes to financial statements.
* Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited (continued)

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             ENERGY  8.1%
    31,568   ConocoPhillips                                       $  1,729,926
    35,738   EnCana Corp.                                            1,371,267
    19,850   ExxonMobil Corp.                                          712,813
    17,750   Noble Corp.*                                              608,825
    31,200   Occidental Petroleum Corp.                              1,046,760
                                                                  ------------
                                                                     5,469,591
                                                                  ------------
             FINANCIAL  22.0%
    33,000   American International Group Inc.                       1,820,940
    36,100   Bank of America Corp.                                   2,852,983
    71,766   Citigroup Inc.                                          3,071,585
     9,150   Fannie Mae                                                617,076
    15,200   Goldman Sachs Group, Inc.                               1,273,000
    53,450   MetLife, Inc.                                           1,513,704
    99,704   Travelers Property Casualty Corp. Class A               1,585,294
    43,050   Wells Fargo & Co.                                       2,169,720
                                                                  ------------
                                                                    14,904,302
                                                                  ------------
             HEALTHCARE  9.6%
     7,950   Anthem, Inc.*                                             613,342
    49,450   HCA Inc.                                                1,584,378
     8,600   McKesson Corp.                                            307,364
    63,000   Pfizer Inc.                                             2,151,450
    40,800   Wyeth                                                   1,858,440
                                                                  ------------
                                                                     6,514,974
                                                                  ------------
             RETAIL  4.0%
    23,450   Lowe's Cos., Inc.                                       1,007,177
    46,000   Target Corp.                                            1,740,640
                                                                  ------------
                                                                     2,747,817
                                                                  ------------
             TECHNOLOGY  6.9%
    37,250   Accenture Ltd.*                                           673,852
    65,701   Hewlett-Packard Co.                                     1,399,431
    54,850   Nokia Corp. ADR                                           901,186
    87,574   Philips Electronics NV                                  1,673,539
                                                                  ------------
                                                                     4,648,008
                                                                  ------------
             TRANSPORTATION  1.8%
    20,950   Union Pacific Corp.                                     1,215,519
                                                                  ------------

See notes to financial statements.
* Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited (continued)

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             UTILITIES  5.1%
    28,100   Entergy Corp.                                        $  1,483,118
    25,650   FirstEnergy Corp.                                         986,243
    23,150   Public Service Enterprise Group, Inc.                     978,087
                                                                  ------------
                                                                     3,447,448
                                                                  ------------
             TOTAL COMMON STOCKS
               (cost $56,634,070)                                   66,077,331
                                                                  ------------
             TOTAL INVESTMENTS  97.6%
               (cost $56,634,070)                                   66,077,331

             Cash and Other Assets, less Liabilities  2.4%           1,620,465
                                                                  ------------
             NET ASSETS  100.0%                                    $67,697,796
                                                                  ============

See notes to financial statements.

EQUITY PORTFOLIO
Investment Highlights

June 30, 2003

FUND DESCRIPTION
The Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

                                                              SINCE
                                                            INCEPTION
                              1 YEAR     3 YEAR    5 YEAR   (12/31/94)
--------------------------------------------------------------------------------
EQUITY PORTFOLIO             (5.87)%    (2.11)%    0.22%      12.16%

GROWTH OF $10,000


                      EQUITY           S&P 500                 S&P/BARRA
DATE                PORTFOLIO           INDEX                VALUE INDEX
----             -------------        -----------            -----------

12/31/94            10,000              10,000                 10,000
12/31/95            13,885              13,758                 13,700
12/31/96            17,531              16,917                 16,713
12/31/97            22,630              22,560                 21,725
12/31/98            25,215              29,008                 24,913
12/31/99            29,321              35,112                 28,082
12/31/00            31,625              31,915                 29,790
12/31/01            31,433              28,122                 26,301
12/31/02            23,681              21,907                 20,817
 6/30/03            26,516              24,485                 23,375


This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS 97.7%

             BASIC INDUSTRIES  3.3%
   346,200   Air Products & Chemicals, Inc.                      $  14,401,920
    81,200   Alcan Inc.                                              2,540,748
   348,950   Du Pont (EI) de Nemours & Co.                          14,530,278
                                                                  ------------
                                                                    31,472,946
                                                                  ------------
             CAPITAL SPENDING  8.5%
   238,150   Caterpillar Inc.                                       13,255,429
   945,050   General Electric Co.                                   27,104,034
   202,808   Northrop Grumman Corp.                                 17,500,302
   461,400   Tyco International Ltd.                                 8,757,372
   207,294   United Technologies Corp.                              14,682,634
                                                                  ------------
                                                                    81,299,771
                                                                  ------------
             COMMUNICATIONS  8.1%
   919,100   BellSouth Corp.                                        24,475,633
   898,872   Comcast Corp. Class A*                                 27,127,957
   647,185   Verizon Communications Inc.                            25,531,448
                                                                  ------------
                                                                    77,135,038
                                                                  ------------
             CONSUMER DURABLES  0.9%
   102,350   Johnson Controls Inc.                                   8,761,160

             CONSUMER SERVICES  11.1%
   278,650   Carnival Corp.                                          9,058,911
 1,453,150   Cendant Corp.*                                         26,621,708
   503,550   Clear Channel Communications, Inc.*                    21,345,484
   192,762   Gannett Co., Inc.                                      14,806,049
 2,923,350   Liberty Media Corp. Class A*                           33,793,926
                                                                  ------------
                                                                   105,626,078
                                                                  ------------
             CONSUMER STAPLES  7.9%
   310,150   Clorox Co.                                             13,227,898
   678,350   Diageo plc ADR                                         29,684,596
   124,100   Estee Lauder Cos., Inc.                                 4,161,073
   638,800   PepsiCo, Inc.                                          28,426,600
                                                                  ------------
                                                                    75,500,167
                                                                  ------------

See notes to financial statements.
* Non-income producing.

EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited (continued)

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             ENERGY  8.1%
   435,138   ConocoPhillips                                      $  23,845,562
   527,259   EnCana Corp.                                           20,230,928
   272,550   ExxonMobil Corp.                                        9,787,270
   244,900   Noble Corp.*                                            8,400,070
   456,300   Occidental Petroleum Corp.                             15,308,865
                                                                  ------------
                                                                    77,572,695
                                                                  ------------
             FINANCIAL  22.1%
   482,550   American International Group Inc.                      26,627,109
   498,950   Bank of America Corp.                                  39,432,018
   993,854   Citigroup Inc.                                         42,536,951
   131,900   Fannie Mae                                              8,895,336
   219,100   Goldman Sachs Group, Inc.                              18,349,625
   803,450   MetLife, Inc.                                          22,753,704
 1,299,435   Travelers Property Casualty Corp. Class A              20,661,017
   618,800   Wells Fargo & Co.                                      31,187,520
                                                                  ------------
                                                                   210,443,280
                                                                  ------------
             HEALTHCARE  9.7%
   114,900   Anthem, Inc.*                                           8,864,535
   731,600   HCA Inc.                                               23,440,464
   114,650   McKesson Corp.                                          4,097,591
   877,100   Pfizer Inc.                                            29,952,965
   562,750   Wyeth                                                  25,633,263
                                                                  ------------
                                                                    91,988,818
                                                                  ------------
             RETAIL  4.1%
   337,300   Lowe's Cos., Inc.                                      14,487,035
   653,226   Target Corp.                                           24,718,072
                                                                  ------------
                                                                    39,205,107
                                                                  ------------
             TECHNOLOGY  6.9%
   566,050   Accenture Ltd.*                                        10,239,844
   960,369   Hewlett-Packard Co.                                    20,455,860
   772,550   Nokia Corp. ADR                                        12,692,997
 1,191,750   Philips Electronics NV                                 22,774,343
                                                                  ------------
                                                                    66,163,044
                                                                  ------------
             TRANSPORTATION  1.8%
   301,750   Union Pacific Corp.                                    17,507,535
                                                                  ------------

See notes to financial statements.
* Non-income producing.

EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited (continued)

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             UTILITIES  5.2%
   420,850   Entergy Corp.                                      $   22,212,463
   350,000   FirstEnergy Corp.                                      13,457,500
   336,950   Public Service Enterprise Group, Inc.                  14,236,138
                                                                  ------------
                                                                    49,906,101
                                                                  ------------

             TOTAL COMMON STOCKS
               (cost $811,087,658)                                 932,581,740
                                                                  ------------
 PRINCIPAL
   AMOUNT
-------------
             SHORT-TERM INVESTMENT  0.6%

             VARIABLE RATE DEMAND DEPOSIT  0.6%
$5,747,775   UMB Bank Money Market Fiduciary                         5,747,775
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENT
               (cost $5,747,775)                                     5,747,775
                                                                  ------------
             TOTAL INVESTMENTS  98.3%
               (cost $816,835,433)                                 938,329,515

             Cash and Other Assets, less Liabilities  1.7%          16,587,651
                                                                  ------------

             NET ASSETS  100.0%                                   $954,917,166
                                                                  ============

See notes to financial statements.

SELECT EQUITY PORTFOLIO
Investment Highlights

June 30, 2003

FUND DESCRIPTION
The Select Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio will concentrate its investments in fewer securities than the Discretionary Equity and Equity Portfolios, typically holding between 15 and 25 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

                                                              SINCE
                                                            INCEPTION
                              1 YEAR     3 YEAR    5 YEAR   (12/31/97)
--------------------------------------------------------------------------------
SELECT EQUITY PORTFOLIO      (1.40)%    (2.27)%    3.67%      6.32%

GROWTH OF $10,000


                     SELECT               S&P 500           S&P/BARRA
DATE            EQUITY PORTFOLIO           INDEX         VALUE INDEX
----            ----------------      -------------        -----------

12/31/97            10,000                10,000             10,000
12/31/98            11,533                12,858             11,467
12/31/99            14,666                15,564             12,926
12/31/00            16,058                14,146             13,713
12/31/01            15,802                12,465             12,107
12/31/02            11,925                 9,710              9,582
 6/30/03            14,008                10,853             10,760


This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

SELECT EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS  95.6%

             BASIC INDUSTRIES  4.2%
    51,150   Air Products & Chemicals, Inc.                       $  2,127,840
                                                                  ------------

             CAPITAL SPENDING  4.1%
    45,350   General Electric Co.                                    1,300,638
    39,950   Tyco International Ltd.                                   758,251
                                                                  ------------
                                                                     2,058,889
                                                                  ------------
             CONSUMER SERVICES  14.8%
   130,650   Cendant Corp.*                                          2,393,508
    22,650   Clear Channel Communications, Inc.*                       960,134
    29,200   Gannett Co., Inc.                                       2,242,852
   166,100   Liberty Media Corp. Class A*                            1,920,116
                                                                  ------------
                                                                     7,516,610
                                                                  ------------
             CONSUMER STAPLES  9.6%
    75,950   Diageo plc ADR                                          3,323,572
    34,600   PepsiCo, Inc.                                           1,539,700
                                                                  ------------
                                                                     4,863,272
                                                                  ------------
             ENERGY  12.9%
    25,650   ConocoPhillips                                          1,405,620
    40,550   EnCana Corp.                                            1,555,904
   107,250   Occidental Petroleum Corp.                              3,598,237
                                                                  ------------
                                                                     6,559,761
                                                                  ------------
             FINANCIAL  20.2%
    35,100   American International Group Inc.                       1,936,818
    49,450   Bank of America Corp.                                   3,908,033
    53,433   Citigroup Inc.                                          2,286,932
   133,547   Travelers Property Casualty Corp. Class A               2,123,397
                                                                  ------------
                                                                    10,255,180
                                                                  ------------
             HEALTHCARE  8.1%
    37,000   HCA Inc.                                                1,185,480
    45,900   Pfizer Inc.                                             1,567,485
    29,650   Wyeth                                                   1,350,557
                                                                  ------------
                                                                     4,103,522
                                                                  ------------

See notes to financial statements.
* Non-income producing.

SELECT EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited (continued)

June 30, 2003
--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             RETAIL  5.6%
    36,050   Lowe's Cos., Inc.                                    $  1,548,349
    34,367   Target Corp.                                            1,300,447
                                                                  ------------
                                                                     2,848,796
                                                                  ------------
             TECHNOLOGY  5.5%
    63,300   Hewlett-Packard Co.                                     1,348,290
    74,000   Philips Electronics NV                                  1,414,140
                                                                  ------------
                                                                     2,762,430
                                                                  ------------
             TRANSPORTATION  4.4%
    38,800   Union Pacific Corp.                                     2,251,176
                                                                  ------------

             UTILITIES  6.2%
    41,050   FirstEnergy Corp.                                       1,578,373
    36,400   Public Service Enterprise Group, Inc.                   1,537,900
                                                                  ------------
                                                                     3,116,273
                                                                  ------------

             TOTAL COMMON STOCKS
               (cost $44,075,463)                                   48,463,749
                                                                  ------------

 PRINCIPAL
   AMOUNT
-------------

             SHORT-TERM INVESTMENT  6.8%

             VARIABLE RATE DEMAND DEPOSIT  6.8%
$3,440,323   UMB Bank Money Market Fiduciary                         3,440,323
                                                                  ------------

             TOTAL SHORT-TERM INVESTMENT
               (cost $3,440,323)                                     3,440,323
                                                                  ------------

             TOTAL INVESTMENTS  102.4%
               (cost $47,515,786)                                   51,904,072

             Liabilities, less Cash and Other Assets  (2.4)%       (1,199,141)
                                                                  ------------

             NET ASSETS  100.0%                                    $50,704,931
                                                                  ============

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
Investment Highlights

June 30, 2003

FUND DESCRIPTION
The Euro Select Equity Portfolio invests primarily in equity securities, predominantly American Depositary Receipts ("ADRs") of established companies, headquartered primarily in Europe, with market capitalizations of at least $2 billion. The Portfolio will typically hold between 15 and 25 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                   SINCE
                                                                 INCEPTION
                                     1 YEAR    3 YEAR    5 YEAR  (12/31/97)
--------------------------------------------------------------------------------
EURO SELECT EQUITY PORTFOLIO        (6.09)%   (6.62)%   (1.50)%    3.99%

GROWTH OF $10,000


                      EURO                 MORGAN STANLEY
                  SELECT EQUITY        CAPITAL INTERNATIONAL
DATE                PORTFOLIO              EUROPE INDEX
----             -------------          --------------------

12/31/97            10,000                       10,000
12/31/98            12,740                       12,853
12/31/99            15,546                       14,896
12/31/00            14,798                       13,646
12/31/01            13,473                       10,930
12/31/02            10,998                        8,921
 6/30/03            12,397                        9,882


This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

A direct investment in this Index is not possible.

EURO SELECT EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS  99.0%

             BASIC INDUSTRIES  4.8%
   220,900   BHP Billiton plc                                       $1,162,823
                                                                  ------------
             CAPITAL SPENDING  4.8%
   158,300   Investor AB Class B                                     1,156,860
                                                                  ------------
             COMMUNICATIONS  6.8%
    44,000   Deutsche Telekom AG ADR                                   668,800
    49,200   Vodafone Group plc ADR                                    966,780
                                                                  ------------
                                                                     1,635,580
                                                                  ------------
             CONSUMER SERVICES  11.5%
    34,076   Groupe Bruxelles Lambert SA                             1,541,794
    53,500   Pearson plc                                               499,686
   172,900   Rank Group plc                                            710,431
                                                                  ------------
                                                                     2,751,911
                                                                  ------------
             CONSUMER STAPLES  10.5%
    31,750   Diageo plc ADR                                          1,389,380
    21,750   Nestle SA ADR                                           1,121,991
                                                                  ------------
                                                                     2,511,371
                                                                  ------------
             ENERGY  12.8%
    48,900   BP plc ADR                                              2,054,778
    13,350   Total SA ADR                                            1,011,930
                                                                  ------------
                                                                     3,066,708
                                                                  ------------
             FINANCIAL  26.2%
    59,700   ABN AMRO Holding NV ADR                                 1,139,673
    28,900   BNP Paribas SA ADR                                        734,257
    65,414   Fortis ADR                                              1,126,750
    66,800   ING Groep NV ADR                                        1,171,004
    38,900   Royal Bank of Scotland Group plc                        1,091,254
    18,400   UBS AG ADR                                              1,019,360
                                                                  ------------
                                                                     6,282,298
                                                                  ------------
             HEALTHCARE  11.6%
    12,839   Aventis SA ADR                                            702,293
    25,700   Novartis AG ADR                                         1,023,117
    13,400   Roche Holding AG ADR                                    1,051,095
                                                                  ------------
                                                                     2,776,505
                                                                  ------------

EURO SELECT EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited (continued)

June 30, 2003

--------------------------------------------------------------------------------
   NUMBER
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
             RETAIL  4.2%
   280,500   Tesco plc                                           $   1,014,845
                                                                  ------------

             TECHNOLOGY  5.8%
    19,400   Nokia Corp. ADR                                           318,742
    56,716   Philips Electronics NV                                  1,083,843
                                                                  ------------
                                                                     1,402,585
                                                                  ------------
             TOTAL COMMON STOCKS
               (cost $21,336,211)                                   23,761,486
                                                                  ------------

 PRINCIPAL
   AMOUNT
-------------
             SHORT-TERM INVESTMENT  1.8%

             VARIABLE RATE DEMAND DEPOSIT  1.8%
  $440,160   UMB Bank Money Market Fiduciary                           440,160
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENT
               (cost $440,160)                                         440,160
                                                                  ------------
             TOTAL INVESTMENTS  100.8%
               (cost $21,776,371)                                   24,201,646

             Liabilities, less Cash and Other Assets  (0.8)%         (199,212)
                                                                  ------------

             NET ASSETS  100.0%                                    $24,002,434
                                                                  ============

--------------------------------------------------------------------------------

 EURO SELECT EQUITY PORTFOLIO COUNTRY COMPOSITION AS OF JUNE 30, 2003:

          COUNTRY                                 %
          --------------------------------------------
          United Kingdom                        37.4
          Netherlands                           19.0
          Switzerland                           17.7
          France                                10.3
          Belgium                                6.5
          Sweden                                 4.9
          Germany                                2.8
          Finland                                1.4
          -------------------------------------------
          TOTAL                                100.0%
          -------------------------------------------

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES - unaudited
June 30, 2003

--------------------------------------------------------------------------------
                       DISCRETIONARY                     SELECT     EURO SELECT
                           EQUITY         EQUITY         EQUITY       EQUITY
                         PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------
ASSETS:
Investments, at cost    $56,634,070   $816,835,433    $47,515,786    $21,776,371
                        ===========    ===========    ===========    ===========

Investments, at value   $66,077,331   $938,329,515    $51,904,072    $24,201,646
Receivable for
  securities sold         3,734,522     26,081,149      2,305,264      1,104,656
Dividends and
  interest receivable        42,950        594,645         46,370         63,066
Tax reclaim receivable        7,872         62,269              -         34,274
Receivable for fund
  shares sold                    85        471,162        139,787            991
Other assets                 12,096         53,360         12,781        119,164
                       ------------   ------------   ------------   ------------
     Total assets        69,874,856    965,592,100     54,408,274     25,523,797
                       ------------   ------------   ------------   ------------

LIABILITIES:
Payable for
  securities purchased      638,026      9,713,795      3,625,519        445,026
Payable for fund
  shares redeemed             1,168        172,607         34,964      1,029,176
Accrued investment
  advisory fee               28,871        602,732         14,766          1,001
Accrued expenses and
  other liabilities       1,502,448         78,693         27,765         26,840
Dividends payable             6,547        107,107            329         19,320
                       ------------   ------------   ------------   ------------
     Total liabilities    2,177,060     10,674,934      3,703,343      1,521,363
                       ------------   ------------   ------------   ------------

NET ASSETS              $67,697,796   $954,917,166    $50,704,931    $24,002,434
                       ============   ============   ============   ============

NET ASSETS CONSIST OF:
Capital stock               $28,101       $267,354        $20,318        $12,446
Paid-in-capital in
  excess of par          67,364,250    980,224,395     57,118,846     26,008,776
Accumulated net
  realized loss on
  investments and
  foreign currency
  transactions          (9,137,816)  (147,068,665)   (10,822,519)    (4,444,076)
Net unrealized
  appreciation on
  investments             9,443,261    121,494,082      4,388,286      2,425,288
                       ------------   ------------   ------------   ------------

NET ASSETS              $67,697,796   $954,917,166    $50,704,931    $24,002,434
                       ============   ============   ============   ============

CAPITAL STOCK,
  $0.01 PAR VALUE
Authorized              100,000,000    100,000,000    100,000,000    100,000,000
Issued and outstanding    2,810,165     26,735,444      2,031,805      1,244,616

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE     $24.09         $35.72         $24.96         $19.29
                             ======         ======         ======         ======

See notes to financial statements.

STATEMENTS OF OPERATIONS - unaudited
For the Six Months Ended June 30, 2003

--------------------------------------------------------------------------------
                       DISCRETIONARY                     SELECT     EURO SELECT
                           EQUITY         EQUITY         EQUITY       EQUITY
                         PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends(1)               $613,058     $8,384,567       $376,800       $510,775
Interest                      4,077         56,801          2,830          1,715
                       ------------   ------------   ------------   ------------
Total investment income     617,135      8,441,368        379,630        512,490
                       ------------   ------------   ------------   ------------

EXPENSES:
Investment advisory fees    265,885      3,655,868        163,048         83,034
Fund administration
  and accounting fees        49,748        168,260         34,648         29,072
Shareholder servicing        10,079         31,708         11,483          9,145
Federal and state
  registration fees           9,670         15,185          9,424          9,137
Audit fees                    9,475          9,475          9,475          9,475
Custody fees                  8,758         44,660          5,984         11,520
Directors' fees
  and expenses                7,493          7,493          7,493          7,493
Legal fees                    6,051          6,050          6,035          6,035
Reports to shareholders       4,923         15,327          5,324          6,047
Other                         2,409          7,704          1,893          1,963
                       ------------   ------------   ------------   ------------

Total expenses before
  waivers and
  reimbursements            374,491      3,961,730        254,807        172,921
Waivers and reimbursements
  of expenses by Adviser  (108,606)      (305,862)       (91,759)       (89,887)
                       ------------   ------------   ------------   ------------

Net expenses                265,885      3,655,868        163,048         83,034
                       ------------   ------------   ------------   ------------

NET INVESTMENT INCOME       351,250      4,785,500        216,582        429,456
                       ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss)
  on investments        (1,029,236)   (19,009,535)      (148,065)          6,332
Change in net
  unrealized
  appreciation
  (depreciation)
  on investments          8,807,485    121,415,958      6,709,953      2,502,641
                       ------------   ------------   ------------   ------------

Net gain on investments   7,778,249    102,406,423      6,561,888      2,508,973
                       ------------   ------------   ------------   ------------

NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS          $8,129,499   $107,191,923     $6,778,470     $2,938,429
                       ============   ============ ==============  =============


(1)  Net of $15,256, $204,458, $9,457 and $74,191 in foreign withholding taxes, respectively.

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                              JUNE 30, 2003       YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2002
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                               $351,250            $715,812
Net realized loss on investments                 (1,029,236)         (7,233,346)
Change in net unrealized appreciation
  on investments                                   8,807,485        (14,793,121)
                                                ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                        8,129,499        (21,310,655)
                                                ------------        ------------

DISTRIBUTIONS PAID FROM:
Net investment income                              (352,725)           (715,813)
                                                ------------        ------------
Net decrease in net assets resulting
  from distributions paid                          (352,725)           (715,813)
                                                ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                        4,028,981           8,599,121
Reinvested distributions                             336,698             682,404
Shares redeemed                                  (6,941,798)        (14,684,400)
                                                ------------        ------------
Net decrease in net assets
  resulting from capital share transactions      (2,576,119)         (5,402,875)
                                                ------------        ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS            5,200,655        (27,429,343)

NET ASSETS:
Beginning of period                               62,497,141          89,926,484
                                                ------------        ------------
End of period                                    $67,697,796         $62,497,141
                                                ============        ============

TRANSACTIONS IN SHARES:
Shares sold                                          187,919             323,268
Reinvested distributions                              15,101              28,815
Shares redeemed                                    (296,183)           (556,006)
                                                ------------        ------------
Net decrease                                        (93,163)           (203,923)
                                                ============        ============

See notes to financial statements.

EQUITY PORTFOLIO
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                              JUNE 30, 2003       YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2002
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                             $4,785,500          $9,809,444
Net realized loss on investments                (19,009,535)       (121,496,423)
Change in net unrealized appreciation
  on investments                                 121,415,958       (174,077,875)
                                              --------------      --------------
Net increase (decrease) in net assets
  resulting from operations                      107,191,923       (285,764,854)
                                              --------------      --------------

DISTRIBUTIONS PAID FROM:
Net investment income                            (4,804,781)         (9,809,468)
                                              --------------      --------------

Net decrease in net assets resulting
  from distributions paid                        (4,804,781)         (9,809,468)
                                              --------------      --------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                       93,384,770         230,665,636
Reinvested distributions                           4,491,359           9,363,128
Shares redeemed                                (127,155,545)       (253,551,528)
                                              --------------      --------------

Net decrease in net assets resulting from
  capital share transactions                    (29,279,416)        (13,522,764)
                                              --------------      --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS           73,107,726       (309,097,086)

NET ASSETS:
Beginning of period                              881,809,440       1,190,906,526
                                              --------------      --------------
End of period                                   $954,917,166       $881,809,440
                                              ==============      ==============

TRANSACTIONS IN SHARES:
Shares sold                                        2,778,484           6,317,913
Reinvested distributions                             135,473             266,433
Shares redeemed                                  (3,673,632)         (6,780,929)
                                              --------------      --------------
Net decrease                                       (759,675)           (196,583)
                                              ==============      ==============

See notes to financial statements.

SELECT EQUITY PORTFOLIO
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                              JUNE 30, 2003       YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2002
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                               $216,582            $332,626
Net realized loss on investments                   (148,065)         (8,960,936)
Change in net unrealized appreciation
  (depreciation) on investments                    6,709,953         (7,112,863)
                                              --------------      --------------
Net increase (decrease) in net assets
  resulting from operations                        6,778,470        (15,741,173)
                                              --------------      --------------

DISTRIBUTIONS PAID FROM:
Net investment income                              (217,647)           (332,627)
                                              --------------      --------------
Net decrease in net assets resulting
  from distributions paid                          (217,647)           (332,627)
                                              --------------      --------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                       12,654,188          29,949,921
Reinvested distributions                             216,765             330,031
Shares redeemed                                  (6,712,280)        (28,810,712)
                                              --------------      --------------
Net increase in net assets resulting
  from capital share transactions                  6,158,673           1,469,240
                                              --------------      --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS           12,719,496        (14,604,560)

NET ASSETS:
Beginning of period                               37,985,435          52,589,995
                                              --------------      --------------
End of period                                    $50,704,931         $37,985,435
                                              ==============      ==============
TRANSACTIONS IN SHARES:
Shares sold                                          542,662           1,180,414
Reinvested distributions                               9,501              14,217
Shares redeemed                                    (298,279)         (1,262,261)
                                              --------------      --------------
Net increase (decrease)                              253,884            (67,630)
                                              ==============      ==============

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                              JUNE 30, 2003       YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2002
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                               $429,456            $297,909
Net realized gain (loss) on investments                6,332         (3,228,924)
Change in net unrealized appreciation
  (depreciation) on investments                    2,502,641         (1,215,655)
                                              --------------      --------------
Net increase (decrease) in net assets
  resulting from operations                        2,938,429         (4,146,670)
                                              --------------      --------------

DISTRIBUTIONS PAID FROM:
Net investment income                              (430,103)           (297,931)
                                              --------------      --------------
Net decrease in net assets resulting
  from distributions paid                          (430,103)           (297,931)
                                              --------------      --------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                        8,240,731          13,943,094
Reinvested distributions                             408,522             293,833
Shares redeemed                                  (5,563,159)        (11,661,258)
Redemption fees                                        2,486              71,319
                                              --------------      --------------
Net increase in net assets resulting from
  capital share transactions                       3,088,580           2,646,988
                                              --------------      --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS            5,596,906         (1,797,613)

NET ASSETS:
Beginning of period                               18,405,528          20,203,141
                                              --------------      --------------
End of period                                    $24,002,434         $18,405,528
                                              ==============      ==============

TRANSACTIONS IN SHARES:
Shares sold                                          458,899             723,735
Reinvested distributions                              22,646              14,648
Shares redeemed                                    (291,678)           (615,288)
                                              --------------      --------------
Net increase                                         189,867             123,095
                                              ==============      ==============

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
(For a share outstanding                      JUNE 30, 2003                           YEAR ENDED DECEMBER 31,
throughout the period)                         (UNAUDITED)       2002           2001           2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $21.53         $28.94         $30.51         $33.69         $32.01         $30.34

Income from investment operations:
  Net investment income                            0.12           0.24           0.26           0.41           0.46           0.52
  Net realized and unrealized gain (loss)
     on investments                                2.56         (7.41)         (1.07)           2.11           4.26           2.57
                                               --------       --------       --------       --------       --------       --------
  Total income (loss) from investment
     operations                                    2.68         (7.17)         (0.81)           2.52           4.72           3.09
                                               --------       --------       --------       --------       --------       --------

Less distributions:
  From net investment income                     (0.12)         (0.24)         (0.26)         (0.41)         (0.46)         (0.52)
  From net realized gain on investments               -              -         (0.50)         (5.29)         (2.58)         (0.90)
                                               --------       --------       --------       --------       --------       --------
     Total distributions                         (0.12)         (0.24)         (0.76)         (5.70)         (3.04)         (1.42)
                                               --------       --------       --------       --------       --------       --------

NET ASSET VALUE, END OF PERIOD                   $24.09         $21.53         $28.94         $30.51         $33.69         $32.01
                                               ========       ========       ========       ========       ========       ========

TOTAL RETURN(1)                                  12.54%       (24.88)%        (2.63)%          8.32%         14.85%         10.17%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)      $67,698        $62,497        $89,926       $147,887       $222,111       $205,369
  Ratio of expenses to average net assets:
     Before expense reimbursement(2)              1.13%          1.10%          1.01%          0.96%          0.95%          0.98%
     After expense reimbursement(2)               0.80%          0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income
     to average net assets:
     Before expense reimbursement(2)              0.73%          0.66%          0.64%          1.03%          1.16%          1.47%
     After expense reimbursement(2)               1.06%          0.96%          0.85%          1.19%          1.31%          1.65%
  Portfolio turnover rate(1)                        50%            86%           106%           132%           137%           129%

(1) Not annualized for the six months ended June 30, 2003.
(2) Annualized.

See notes to financial statements.

EQUITY PORTFOLIO
Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
(For a share outstanding                      JUNE 30, 2003                           YEAR ENDED DECEMBER 31,
throughout the period)                         (UNAUDITED)       2002           2001           2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $32.07         $43.01         $43.66         $43.14         $38.63         $35.12

Income from investment operations:
  Net investment income                            0.18           0.36           0.36           0.48           0.51           0.50
 Net realized and unrealized gain (loss)
     on investments                                3.65        (10.94)         (0.64)           2.87           5.75           3.51
                                               --------       --------       --------       --------       --------       --------
 Total income (loss) from investment
     operations                                    3.83        (10.58)         (0.28)           3.35           6.26           4.01
                                               --------       --------       --------       --------       --------       --------

Less distributions:
  From net investment income                     (0.18)         (0.36)         (0.37)         (0.48)         (0.51)         (0.50)
  From net realized gain on investments               -              -              -         (2.35)         (1.24)              -
                                               --------       --------       --------       --------       --------       --------
     Total distributions                         (0.18)         (0.36)         (0.37)         (2.83)         (1.75)         (0.50)
                                               --------       --------       --------       --------       --------       --------

NET ASSET VALUE, END OF PERIOD                   $35.72         $32.07         $43.01         $43.66         $43.14         $38.63
                                               ========       ========       ========       ========       ========       ========

TOTAL RETURN(1)                                  11.97%       (24.66)%        (0.61)%          7.86%         16.28%         11.42%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)     $954,917       $881,809     $1,190,907     $1,050,151       $959,527       $717,267
 Ratio of expenses to average net assets:
     Before expense reimbursement(2)              0.87%          0.86%          0.86%          0.86%          0.87%          0.91%
     After expense reimbursement(2)               0.80%          0.80%          0.80%          0.80%          0.80%          0.80%
 Ratio of net investment income
    to average net assets:
     Before expense reimbursement(2)              0.98%          0.90%          0.81%          1.07%          1.15%          1.28%
     After expense reimbursement(2)               1.05%          0.96%          0.87%          1.13%          1.22%          1.39%
  Portfolio turnover rate(1)                        50%            85%            87%           116%           118%           133%

(1) Not annualized for the six months ended June 30, 2003.
(2) Annualized.

See notes to financial statements.

SELECT EQUITY PORTFOLIO
Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
(For a share outstanding                      JUNE 30, 2003                           YEAR ENDED DECEMBER 31,
throughout the period)                         (UNAUDITED)       2002           2001           2000           1999           1998(1)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $21.37         $28.50         $29.50         $27.91         $22.77         $20.00

Income from investment operations:
  Net investment income                            0.12           0.16           0.15           0.32           0.38           0.28
 Net realized and unrealized gain (loss)
     on investments                                3.59         (7.13)         (0.62)           2.31           5.78           2.78
                                               --------       --------       --------       --------       --------       --------
    Total income (loss) from investment
        operations                                 3.71         (6.97)         (0.47)           2.63           6.16           3.06
                                               --------       --------       --------       --------       --------       --------

Less distributions:
  From net investment income                     (0.12)         (0.16)         (0.16)         (0.32)         (0.39)         (0.29)
  From net realized gain on investments               -              -         (0.37)         (0.72)         (0.63)              -
                                               --------       --------       --------       --------       --------       --------
     Total distributions                         (0.12)         (0.16)         (0.53)         (1.04)         (1.02)         (0.29)
                                               --------       --------       --------       --------       --------       --------

NET ASSET VALUE, END OF PERIOD                   $24.96         $21.37         $28.50         $29.50         $27.91         $22.77
                                               ========       ========       ========       ========       ========       ========

TOTAL RETURN(2)                                  17.46%       (24.53)%        (1.59)%          9.49%         27.17%         15.33%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)      $50,705        $37,985        $52,590        $38,239        $23,821         $9,581
 Ratio of expenses to average net assets:
     Before expense reimbursement(3)              1.25%          1.17%          1.19%          1.35%          1.53%          3.34%
     After expense reimbursement(3)               0.80%          0.80%          0.80%          0.80%          0.80%          0.80%
 Ratio of net investment income (loss)
    to average net assets:
     Before expense reimbursement(3)              0.61%          0.27%          0.15%          0.69%          0.90%        (0.72)%
     After expense reimbursement(3)               1.06%          0.64%          0.54%          1.24%          1.63%          1.82%
  Portfolio turnover rate(2)                       159%           358%           309%           400%           375%           250%

(1) Commencement of operations after the close of business on December 31, 1997.
(2) Not annualized for the six months ended June 30, 2003.
(3) Annualized.

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
(For a share outstanding                      JUNE 30, 2003                           YEAR ENDED DECEMBER 31,
throughout the period)                         (UNAUDITED)       2002           2001           2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $17.45         $21.69         $24.19         $27.91         $24.32         $20.00

Income from investment operations:
  Net investment income                            0.35           0.29           0.18           0.38           0.45           0.35
  Net realized and unrealized gain (loss)
     on investments+                               1.84         (4.24)         (2.35)         (1.69)           4.80           5.07
                                               --------       --------       --------       --------       --------       --------
    Total income (loss) from investment
        operations                                 2.19         (3.95)         (2.17)         (1.31)           5.25           5.42
                                               --------       --------       --------       --------       --------       --------

Less distributions:
  From net investment income                     (0.35)         (0.29)         (0.20)         (0.37)         (0.44)         (0.37)
  From net realized gain on investments               -              -         (0.10)         (2.04)         (1.22)         (0.73)
  From return of capital                              -              -         (0.03)              -              -              -
                                               --------       --------       --------       --------       --------       --------
     Total distributions                         (0.35)         (0.29)         (0.33)         (2.41)         (1.66)         (1.10)
                                               --------       --------       --------       --------       --------       --------

NET ASSET VALUE, END OF PERIOD                   $19.29         $17.45         $21.69         $24.19         $27.91         $24.32
                                               ========       ========       ========       ========       ========       ========
TOTAL RETURN(2)                                  12.72%       (18.37)%        (8.95)%        (4.81)%         22.03%         27.40%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)      $24,002        $18,406        $20,203        $33,409        $31,867        $28,034
 Ratio of expenses to average net assets:
     Before expense reimbursement(3)              1.67%          1.66%          1.65%          1.51%          1.61%          1.67%
     After expense reimbursement(3)(4)            0.80%          0.80%          0.95%          1.00%          1.00%          1.00%
  Ratio of net investment income
     to average net assets:
     Before expense reimbursement(3)              3.27%          0.62%          0.02%          1.02%          1.10%          1.02%
     After expense reimbursement(3)               4.14%          1.48%          0.72%          1.53%          1.71%          1.69%
  Portfolio turnover rate(2)                       121%           276%           267%           370%           245%           272%

(1) Commencement of operations after the close of business on December 31, 1997.
(2)  Not annualized for the six months ended June 30, 2003.
(3)  Annualized.
(4) Prior to September 1, 2001, the Adviser voluntarily reimbursed the Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 1.00% of its average net assets. Beginning September 1, 2001 and thereafter, the Adviser voluntarily increased the reimbursement paid to the Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 0.80% of its average net assets. As a result, the effective expense ratio after expense reimbursement for the year ended December 31, 2001 was 0.95%.

+ For 2002, includes $0.07 in redemption fees (see notes to financial statements).

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - unaudited
June 30, 2003

ORGANIZATION
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on the U.S. or foreign securities exchange on which such securities are primarily traded, and with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price. However, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Redemption Fees - Effective January 7, 2002, the Euro Select Equity Portfolio is authorized to deduct a fee of 2.00% from the current value of shares redeemed within one month of purchase. The redemption fee is treated as additional paid-in-capital.

h) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the six months ended June 30, 2003, are summarized below:

--------------------------------------------------------------------------------
                     DISCRETIONARY                    SELECT       EURO SELECT
                        EQUITY         EQUITY         EQUITY         EQUITY
                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

Purchases            $32,387,662   $444,252,269    $68,131,287    $27,410,010
Sales                $35,242,152   $459,099,379    $63,361,587    $23,899,439

There were no purchases or sales of U.S. government obligations.

FEDERAL INCOME TAX INFORMATION
At June 30, 2003, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                     DISCRETIONARY                    SELECT       EURO SELECT
                        EQUITY         EQUITY         EQUITY         EQUITY
                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

Cost of investments  $57,023,400   $820,131,324    $47,555,299    $21,778,053
                    ============   ============   ============   ============
Gross unrealized
  appreciation       $10,170,128   $137,822,490     $4,874,245     $2,620,425
Gross unrealized
  depreciation       (1,116,197)   (19,624,299)      (525,472)      (196,832)
                    ------------   ------------   ------------   ------------
Net unrealized
  appreciation
  on investments      $9,053,931   $118,198,191     $4,348,773     $2,423,593
                    ============   ============   ============   ============

At December 31, 2002, the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios had accumulated capital loss carryforwards of $6,111,509, $103,320,976, $8,853,254 and $3,669,549, respectively, of which $0,
$60,689, $818,716 and $1,161,521, respectively, expire in the year 2009 and $6,111,509, $103,260,287, $8,034,538 and $2,508,028, respectively, expire in
2010. To the extent that a Portfolio realizes future net capital gains, those gains will be offset by its unused capital loss carryforwards.

At December 31, 2002, the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios had realized losses from transactions between November 1, 2002 and December 31, 2002 of $1,255,727, $20,777,760, $970,618 and
$729,284, respectively. Post-October losses for tax purposes are deferred and will be recognized in 2003.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

INVESTMENT ADVISORY AGREEMENT
The Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets. Pursuant to an expense cap agreement dated April 30, 1999, as amended on May 1, 2003, between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio to the extent necessary to ensure that each Portfolios' expenses would not exceed 0.80% of its average net assets. The term of this expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio to the extent necessary to ensure that each Portfolio's operating expenses would not exceed the annual management fee.

                      This page intentionally left blank.

DIRECTORS
Pamela H. Conroy
Senior Vice President, Secretary and Director,
Institutional Capital Corporation

Dr. James A. Gentry
Professor Emeritus of Finance, University of Illinois

Joseph Andrew Hays
Principal, The Hays Group, Chicago -
Consultants to Management

Robert H. Lyon
President, Chief Investment Officer and Director,
Institutional Capital Corporation

Harold W. Nations
Principal, Twin Crescents Realty LLC


OFFICERS
Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary


INVESTMENT ADVISER
Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229
www.icapfunds.com

CUSTODIAN
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106


DIVIDEND - DISBURSING AND TRANSFER AGENT
UMB Fund Services, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160


ADMINISTRATOR AND FUND ACCOUNTANT
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590


    This Semi-Annual Report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.


         [LOGO]               ICAP Funds
          ICAP                225 West Wacker Drive, Suite 2400
 INSTITUTIONAL CAPITAL/R      Chicago, IL 60606-1229
                              (888) 221-ICAP (4227)
                              www.icapfunds.com

c/ Copyright 2003 Institutional Capital Corporation

                                                                     93-0803-20M
                                                                     IC-410-0803


Item 2 - Code of Ethics

Not applicable.


Item 3 - Audit Committee Financial Expert

Not applicable.


Item 4 - Principal Accountant Fees and Services

Not applicable.


Item 5 - Audit Committee of Listed Registrants

Not applicable.


Item 6 - [Reserved]


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.


Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) Based on an evaluation of the Disclosure Controls and Procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 10 - Exhibits

(a) Not applicable.

(b)(1) Section 302 Certifications

(b)(2) Section 906 Certifications

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.

By:   /s/Pamela H. Conroy
      Pamela H. Conroy
      Vice President and Treasurer (Principal Financial Officer)

Date: August 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
ICAP Funds, Inc.

By:   /s/Robert H. Lyon
      Robert H. Lyon
      President (Principal Executive Officer)

Date: August 8, 2003


By:   /s/Pamela H. Conroy
      Pamela H. Conroy
      Vice President and Treasurer (Principal Financial Officer)

Date: August 8, 2003